Oppenheimer Capital Income Fund

Oppenheimer Corporate Bond Fund

Oppenheimer Emerging Markets Local Debt Fund

Oppenheimer Global High Yield Fund

Oppenheimer Global Strategic Income Fund

Oppenheimer Total Return Bond Fund

Oppenheimer International Bond Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Main Street Fund

Oppenheimer Main Street Mid Cap Fund

Oppenheimer Main Street Select Fund

Oppenheimer Main Street Small Cap Fund

Oppenheimer Government Cash Reserves

Oppenheimer ESG Revenue ETF

Oppenheimer Financials Sector Revenue ETF

Oppenheimer Global ESG Revenue ETF

Oppenheimer Large Cap Revenue ETF

Oppenheimer Mid Cap Revenue ETF

Oppenheimer Small Cap Revenue ETF

Oppenheimer Ultra Dividend Revenue ETF

Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Plus Fund

Oppenheimer SteelPath MLP Alpha Fund

Oppenheimer SteelPath MLP Alpha Plus Fund

Oppenheimer SteelPath MLP Income Fund

Oppenheimer SteelPath MLP Select 40 Fund

Oppenheimer SteelPath Panoramic Fund

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Conservative Balanced Fund/VA

Oppenheimer Discovery Mid Cap Growth Fund/VA

Oppenheimer Global Fund/VA

Oppenheimer Global Multi-Alternatives Fund/VA

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Government Money Fund/VA

Oppenheimer International Growth Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Total Return Bond Fund/VA

Oppenheimer Ultra-Short Duration Fund

Supplement dated June 1, 2017 to the Statement of Additional Information

This supplement amends the Statement of Additional Information of each of the above-referenced funds (each, a “Fund”), and is in addition to any other supplements.

Effective June 1, 2017, Andrew J. Donohue is an independent trustee, who is not an “interested person” of the Fund, as that term is defined in the Investment Company Act of 1940. Mr. Donohue was born in 1950 and served as Chief of Staff of the U.S. Securities and Exchange Commission from June 2015 to February 2017. He was a Managing Director and Investment Company General Counsel of Goldman Sachs, an investment bank, from November 2012 to May 2015 and a partner at Morgan Lewis & Bockius, LLP, a law firm, from March 2011 to October 2012. He was Director of the Division of Investment Management of the U.S. Securities and Exchange Commission from May 2006 to November 2010 and the Global General Counsel of Merrill Lynch Investment Managers, an investment firm, from May 2003 to May 2006. Mr. Donohue was General Counsel of OppenheimerFunds, Inc. from October 1991 to November 2001 and an Executive Vice President from January 1993 to November 2001. As of December 31, 2016, the aggregate dollar range of shares beneficially owned by Mr. Donohue in the Oppenheimer family of funds is over $100,000; the dollar range of shares beneficially owned by Mr. Donohue in Oppenheimer Government Money Market Fund is over $100,000.

June 1, 2017	PS0000.166